RELATED PARTIES - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			36 Months Ended
	Jan. 31, 2021	Aug. 31, 2016	Jan. 31, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Due from related parties				$ 10,091		$ 10,091		$ 14,132	$ 10,994	$ 11,044	$ 14,132
Expenses incurred								0
Borrowed amount of senior executive			$ 5,000					100			100
Borrowed amount of employee		$ 13
Interest rates (as percent)		0.56%	1.81%
Interest income from employee loans											100
Reserve is recorded within employee loans								5,400			5,400
Repayment of borrowed amount	$ 100
Investor for consultation services on employee benefits
Related Party Transaction [Line Items]
Expenses incurred				23,000	$ 45	45,000	$ 45	100	100	100
Executive and a member of the board of directors
Related Party Transaction [Line Items]
Expenses incurred				0	8	0	21	100	$ 100	100
Immediate family member of Wheels Up
Related Party Transaction [Line Items]
Expenses incurred				100	100	100	100	200
Member of the board of directors
Related Party Transaction [Line Items]
Expenses incurred										$ 300
Commercial cooperation agreement with Delta
Related Party Transaction [Line Items]
Expenses in cost of revenue								4,200
Accrued expenses				4,200		4,200		3,000			3,000	$ 3,000
Due from related parties								$ 2,100			$ 2,100
Expenses incurred				$ 1,000	$ 1,000	$ 1,800	$ 2,200